Other Payables and Accruals (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Other Payables and Accruals
Unearned revenue	$ 24,387	$ 22,678
Accrued legal and professional fees	230	597
Accrued administrative fees	146
Accrued crew cost	2,024	2,256
Accrued off-hire	4,492	1,692
Accrued payable to charterers	2,245	539
Accrued purchases	12,796	1,614
Accrued interest	12,705	12,396
Accrued board of directors' fees	198	188
Accrued cash distributions	225	179
Other payables and accruals	171	861
Total	$ 59,619	$ 43,000	[1]

[1]	Restated so as to reflect the historical financial statements of GAS-fourteen Ltd., acquired on April 26, 2018 from GasLog Ltd. (“GasLog”) (Note 1).